ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
2.   ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Restricted Cash and Investments
Restricted cash consists of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and the Vessels' operating costs, must be maintained in accordance with contractual arrangements.

Restricted investments consists of deposits in guaranteed investment contracts, which must be maintained in accordance with contractual arrangements and may only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contracts are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment is added to the value of the investment at the termination date. There were no guaranteed investment contracts outstanding at December 31, 2011.

Inventories
Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.

Vessel
The cost of the Vessel, including capitalized costs and interest, less estimated residual value is being depreciated on a straight line basis over the Vessel's remaining life. The estimated economic useful life of the Vessel is 25 years. On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for the Vessel from $154 per lightweight ton to $281 per lightweight ton. The resulting change in salvage values has been applied prospectively and reduced depreciation by $0.2 million for the six months and year ended December 31, 2009. This change also resulted in an increase in net income of $0.2 million.

Impairment of Long-lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. We assess recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred Charges
Loan costs, including debt arrangement fees, are capitalized and amortized over the life of the Term Notes using the straight line interest method in the Company's statements of operations. This is not materially different to the effective interest method.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Allocation of the Notes
The Company is jointly and severally liable under the Term Notes with IOM I-B. At December 31, 2011 the amount outstanding on the Term Notes was $99,695,000. In preparing the separate company financial statements of the Company and IOM I-B, the aggregate amount of the Notes was allocated so as to reflect the difference in the contracted cost of the Vessels.

Revenue and expense recognition
Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Comprehensive income
The Company has no comprehensive income.